Note 8 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Securities, FV-NI, Current	$ 9,476	$ 11,705
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	1,410	1,981
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Noncurrent	$ 15,449	10,343
Debt Securities, Held-to-maturity, Term (Year)	10 years
Marketable Securities, Current	$ 16,961	8,538
Equity Securities, FV-NI, Noncurrent	7,768	$ 9,327
Other Income [Member]
Equity Securities, FV-NI, Realized Gain (Loss), Total	(1,745)
Letter of Credit [Member] | Asset Pledged as Collateral [Member]
Short-Term Investments, Total	$ 6,014